UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

For the period ending September 30, 2014

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS, INSTITUTIONAL, LLC

Defining Alternatives

HATTERAS
FUNDS

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

TABLE OF CONTENTS

As of and for the six months ended September 30, 2014 (Unaudited)

Schedule of Investments	1-3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8-18
Board of Managers	19-20
Fund Management	21
Other Information	22-28

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Investments in Investment Funds (81.05%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (75.86%)
China (9.68%)
Delta Capital Growth Fund, L.P. a, b	$650,000	$725,022
Prax Capital China Growth Fund III (UST), L.P. a, b	514,004	684,145
Total China Investments		1,409,167
Germany (7.07%)
Pinova Capital a, b	1,125,626	1,030,207
Holland (6.60%)
HPE PRO Institutional Fund B.V. a, b	1,190,148	961,577
Hong Kong (6.57%)
Orchid Asia V, L.P. a, b	569,165	957,590
India (10.34%)
India Business Excellence Fund I, Inc. a, b (45 Class A participating shares)	311,950	856,310
India Equity Partners Fund II, LLC a, b	320,593	239,742
Peepul Capital Fund III, LLC a, b (49 common shares)	485,393	409,815
Total India Investments		1,505,867
Switzerland (2.85%)
Euroknights VI a, b	441,149	414,605
United Kingdom (10.16%)
Elysian Capital I, L.P. a, b	1,209,005	1,479,715
United States (22.59%)
The Azalea Fund III, L.P. a, b	328,383	247,687
Baird Capital Partners V, L.P. a, b	765,163	754,467
Radius Venture Partners III, L.P. a, b	455,152	800,067
Radius Venture Partners III QP, L.P. a, b	277,728	488,352
The Resilience Fund III, L.P. a, b	881,070	999,690
Total United States Investments		3,290,263
Total Investments in Non-Listed Private Equity Funds		11,048,991
Investments in Listed Private Equity Funds (5.19%)
Spain (1.40%)
Dinamia Capital Privado (20,991 common shares)	245,361	204,421
United Kingdom (3.79%)
Candover Investments PLC b (30,600 common shares)	312,967	287,252
HgCapital Trust PLC (15,708 common shares)	268,338	264,860
Total United Kingdom Investments		552,112
Total Investments in Listed Private Equity Funds		756,533
Total Investments in Investment Funds (Cost $10,351,195)		11,805,524

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited) (Continued)

Investments in Investment Funds (Continued)	Cost	Fair Value
Short-Term Investments (24.16%)
Federated Prime Obligations Fund #10, 0.02% c	$3,519,742	$3,519,742
Total Short-Term Investments (Cost $3,519,742)		3,519,742
Total Investments (Cost $13,870,937) (105.21%)		15,325,266
Liabilities in excess of other assets (-5.21%)		(759,670)
Members' Capital (100.00%)		$14,565,596

a	Investment Funds are issued in private placement transactions and, as such, are restricted as to resale, pursuant to terms of the Investment Funds’ Private Placement Memorandum.

b	Non-income-producing.

c	The rate shown is the annualized 7-day yield as of September 30, 2014.

Total cost and fair value of restricted Investment Funds as of September 30, 2014 was $9,524,529 and $11,048,991 respectively.

Percentages shown represent fair value as a percentage of Members’ capital.

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited) (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

September 30, 2014 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $10,351,195)	$11,805,524
Short-term investments, at fair value (cost $3,519,742)	3,519,742
Cash	115,360
Interest receivable	71
Total assets	15,440,697

Liabilities and members’ capital
Withdrawals payable	766,578
Investment management fees payable	48,124
Professional fees payable	28,786
Servicing fees payable	19,189
Accounting and administration fees payable	10,000
Custodian fees payable	2,424
Total liabilities	875,101

Commitments and contingencies (See Note 2(c))
Members’ capital	14,565,596
Total liabilities and members’ capital	$15,440,697

Components of members’ capital:
Capital contributions (net)	$13,714,148
Accumulated net investment loss	(1,351,578)
Net unrealized appreciation of investments and foreign currency translation	1,454,329
Accumulated net realized gain on investments and foreign currency translation	748,697
Members’ capital	$14,565,596

Net asset value per unit	$108.10
Number of authorized units	Unlimited
Units issued to Adviser and Sub-Adviser	—
Units issued to Members	134,736.15
Number of outstanding units	134,736.15

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2014 (Unaudited)

Investment income
Interest	$427
Dividends (net of withholding tax of $2,189)	35,947
Total investment income	36,374

Operating expenses
Investment management fees	96,125
Servicing fees	38,330
Professional fees	33,121
Accounting and administration fees	20,000
Managers’ fees	15,000
Custodian fees	6,363
Insurance expense	2,010
Other expenses	19,012
Net operating expenses	229,961
Net investment loss	(193,587)

Net realized gain and unrealized appreciation of investments and foreign currency translation
Net realized gain on investments	63,896
Net realized gain on foreign currency translation	7,015
Net unrealized appreciation of investments	483,129
Net unrealized depreciation of foreign currency translation	(292,510)
Net realized gain and unrealized appreciation of investments and foreign currency translation	261,530
Net increase in members’ capital resulting from operations	$67,943

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended March 31, 2014 and the six months ended September 30, 2014 (Unaudited)

Members’ Capital
Members’ capital, at March 31, 2013	$14,162,169
Net investment loss	(319,088)
Net realized gain on investments and foreign currency translation	160,580
Net unrealized appreciation of investments and foreign currency translation	1,260,570
Members’ capital, at March 31, 2014	15,264,231
Capital withdrawals	(766,578)
Net investment loss	(193,587)
Net realized gain on investments and foreign currency translation	70,911
Net unrealized appreciation of investments and foreign currency translation	190,619
Members’ capital, at September 30, 2014	$14,565,596

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2014 (Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$67,943
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(1,432,716)
Net sales of short-term investments	882,112
Proceeds from Investment Funds sold	886,546
Proceeds from withdrawals	766,578
Net realized gain on investments and foreign currency translation	(70,911)
Net unrealized appreciation of investments and foreign currency translation	(190,619)
Decrease in interest receivable	6
Increase in investment management fee payable	214
Increase in servicing fees payable	85
Decrease in professional fees payable	(26,714)
Decrease in managers’ fees payable	(1,250)
Increase in custodian fees payable	664
Net cash provided by operating activities	881,938

Cash flows from financing activities:
Capital withdrawals	(766,578)
Net cash used in financing activities	(766,578)
Net change in cash	115,360

Cash at beginning of year	—
Cash at end of period	$115,360

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited)

1.	ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC, an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, “Capvent” or the “Sub-Adviser”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”) and a final closing on March 31, 2011 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund. The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments. In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At September 30, 2014, the Fund held $115,360 in cash.

c.	Valuation of Portfolio Investments

The Fund's valuation procedures have been adopted by the Fund's Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser, the Sub-Adviser and the Fund's third-party administrator, which report to the Board.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments held by the Fund include:

•
Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures. These fair value procedures employed by the Adviser and Sub-Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Funds may lag the reporting period of the Fund. The Adviser and Sub-Adviser have established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

•
Investments in Listed Private Equity Funds - Listed private equity funds include listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds,” and together with Non-Listed Funds, “Investment Funds”). Securities of Listed Funds traded on one or more of the U.S. national securities exchanges or the Over-The-Counter (“OTC”) Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

•
Short-Term Investments - During the six months ended September 30, 2014, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured on a recurring basis as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$—	$—	$11,048,991	$11,048,991
Listed Private Equity Funds	756,533	—	—	756,533
Short-Term Investments	3,519,742	—	—	3,519,742
Total	$4,276,275	$—	$11,048,991	$13,325,266

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2014	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Balance as of September 30, 2014
Non-Listed Private Equity Funds	$9,475,227	$1,898	$264,538	$1,432,716	$(125,388)	$11,048,991
Total Investments	$9,475,227	$1,898	$264,538	$1,432,716	$(125,388)	$11,048,991

*	Change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments held at the reporting date is $264,538.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Accounting Standards Update ("ASU") 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value. Adjustments to NAV may also be made when Non-Listed Private Equity Funds report in an accounting method other than US GAAP, and an adjustment is required to bring the reported balance into conformity as to what would have been reported under US GAAP.

As of September 30, 2014, all Level 3 investments were valued using NAV as practical expedient, with the exception of one Non-Listed Private Equity Fund where an adjustment was made to bring the reported balance into conformity as to what would have been reported under US GAAP.

A listing of the investments held by the Fund and their attributes, as of September 30, 2014, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Distressed Capital(a)	Investments in companies that are in distress or heading towards a distressed position such as bankruptcy	$999,690	$126,801	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Growth Capital(b)	Investments in nonpublic companies; investment used to fund business expansion	$4,748,645	$1,670,447	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Leveraged Buyout (c)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$3,597,632	$757,875	Up to 10 years	None	N/A	N/A

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Venture Capital(d)	Investments in early-stage, high-potential, high-risk, growth startup companies	$1,288,419	$108,500	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Special Situations(e)	Investments in nonpublic companies that are in financial distress.	$414,605	$843,343	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Special Situations(e)	Investments in nonpublic companies that are in financial distress.	$414,605	$843,343	Up to 10 years	None	N/A	N/A

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)
The category includes Investment Funds that invest primarily in nonpublic companies that are in distress. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(b)
The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(c)
The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(d)
The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(e)
The category includes Investment Funds that invest primarily in nonpublic companies that are in financial distress based on a special situation rather than the underlying fundamentals of the security. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d.	Investment Income

Interest income is recorded when earned. Dividend income is recognized on the ex-dividend date. Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund. Investments in listed private equity investments are recorded on a trade-date basis. Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific-identified-cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on September 30, 2014. Transactions during the six months ended September 30, 2014 are translated at the spot rate of exchange prevailing on the date of the transaction.

The portion of gains and losses on investments that is due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is separately disclosed on the statement of operations.

g.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years currently subject to evaluation by tax authorities are for the years ended December 31, 2011 through December 31, 2013.

h.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members' Units held. There have been no distributions to any Members since the inception of the Fund.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

i.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

j.	Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to the FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

k.	Recent Accounting Pronouncements

In June 2013, FASB issued ASU 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this financial statement disclosures.

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund (the “Sub-Advisory Agreement”).

In consideration for the advisory and other services provided by the Adviser, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund. For the six months ended September 30, 2014, the total Investment Management Fee was $96,125.

The Fund will pay an incentive allocation (the “Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the year. Any Incentive Allocation will be deducted pro-rata from each Member’s Units. There is no accrued incentive allocation for the six months ended September 30, 2014.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (Continued)

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the six months ended September 30, 2014, the Fund incurred Fund Servicing Fees totaling $38,330, which is included in the statement of operations under servicing fees.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $5,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing his duties. For the six months ended September 30, 2014, retainers to the Independent Managers totaled $15,000 and are included in the statement of operations under managers’ fees. Included in managers’ fees is $5,000, which represents compensation to the Fund’s Chief Compliance Officer.

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the six months ended September 30, 2014, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, N.A., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	INVESTMENT TRANSACTIONS

Total purchases of Investment Funds for the six months ended September 30, 2014 amounted to $1,432,716. Total proceeds from sales, redemptions, or other dispositions of Investment Funds for the six months ended September 30, 2014 amounted to $886,546.

The Fund has invested substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all; therefore, the Fund may not be able to resell some of its securities holdings for extended periods. Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

6.	REPURCHASE OF MEMBERS’ UNITS

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, pursuant to written tenders by Members. In determining whether the Fund should offer to repurchase Units therein from its Members pursuant to written requests, the Board will consider the recommendation of the Adviser. The Adviser anticipates recommending to the Board that the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets on or about September 30, 2014; March 31, 2015; September 30, 2015 and March 31, 2016. It is also anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers for its interests in the Portfolio Funds. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on its repurchase offers for interests in the Portfolio Funds.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

7.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Private Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented. No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk: The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Foreign, economic, political and legal risks: The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States of America. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the portfolio funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Investment Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Continued)

9.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the periods detailed below. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the NAV during each accounting period.

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency translation	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23
Income from investment operations:
Net investment loss	(2.00)
Net realized gain and unrealized depreciation of investments and foreign currency translation	(4.79)
Total from investment operations	(6.79)
Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011	0.24
Net Asset Value, March 31, 2012	$97.68
Income from investment operations:
Net investment loss	(1.87)
Net realized gain and unrealized appreciation of investments and foreign currency translation	4.04
Total from investment operations	2.17
Net Asset Value, March 31, 2013	$99.85
Income from investment operations:
Net investment loss	(2.25)
Net realized gain and unrealized appreciation of investments and foreign currency translation	10.03
Total from investment operations	7.78
Net Asset Value, March 31, 2014	$107.63
Income from investment operations:
Net investment loss	(1.87)
Net realized gain and unrealized appreciation of investments and foreign currency translation	2.34
Total from investment operations	0.47
Net Asset Value, September 30, 2014	$108.10

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2014 (Unaudited) (Concluded)

9.	FINANCIAL HIGHLIGHTS (Continued)

			For the years ended March 31,
	For the period ended September 30, 2014 (Unaudited)		2014	2013	2012		For the period from April 1, 2010 (commencement of operations) to March 31, 2011
Total return before Incentive Allocation	0.44	%2	7.79%	2.22%	(6.51)%		4.63%
Total return after Incentive Allocation	0.44	%2	7.79%	2.22%	(6.29)%		4.23%
Members’ capital, end of year/period (000’s)	$15,441		$15,264	$14,162	$13,854		$14,783
Portfolio turnover	6.62	%2	16.56%	21.63%	6.81%		4.93%
Ratios as a percentage of average Members’ capital:
Net investment loss	(2.55	)%3	(2.21)%	(1.91)%	(2.03)%		(5.15)%
Total operating expenses, net	3.02	%3	2.97%	3.01%	2.84%		5.58%
Management fee waiver	—		—	—	—		1.31%
Incentive Allocation	—		—	—	(0.24	)%1	0.59%
Total operating expenses, gross including Incentive Allocation	3.02	%3	2.97%	3.01%	2.60%		7.48%

1	Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011.

2	Not Annualized

3	Annualized

10.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements except for the following:

At a Meeting of the Board held on November 21,2014, the Adviser recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the members’ capital be made for the quarter ending March 31, 2015 to those members who elect to tender their units prior to the expiration of the tender offer period. The Board approved such recommendation.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of September 30, 2014, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex1 Overseen by Manager
INTERESTED MANAGER
David B. Perkins2 July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founder of Hatteras Funds and its affiliated entities in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	20
Peter M. Budko2,3 February 4, 1960	Manager	Since 2014	Mr. Budko has been a partner of American Realty Capital, an investment advisory firm, since February 2007 and has been the Chief Executive Officer of BDCA Adviser, an SEC-registered investment adviser, since June 2010. Mr. Budko has also been a Director of ARC Realty Finance Trust, Inc. since January, 2013 and a Director of RCS Capital Corp since February 2013.	20
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	20
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	20

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited) (Concluded)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex1 Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	20
Joseph A. Velk3 May 15, 1960	Manager; Audit Committee Member of the Fund	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	20
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	20

1
The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

2	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

3	Became Manager effective July 1, 2014.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2014, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex1 Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception
Prior to becoming Secretary, Mr. Fields had been the Treasurer of each fund in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by the Hatteras Funds, LLC since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds, LLC and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and became Treasurer of each of the Funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of Hatteras Funds, LLC.	N/A

1
The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the period ended June 30, 2014 is available at www.sec.gov or by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT MANAGEMENT AGREEMENTS

At a meeting of the Board held on November 22, 2013, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement (together, the “Agreements”) for an additional one-year period.

In advance of the November 22, 2013 meeting, the Independent Managers requested and received extensive materials from the Adviser and Sub-Adviser to assist them in considering the renewal of the Agreements. The Independent Managers reviewed reports from the Adviser and Sub-Adviser relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreements, nor were the items described herein all encompassing of the matters considered by the Board.

The Managers evaluated the Investment Management Agreement in light of information they had requested and received from Hatteras Funds, LLC, a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation “RCAP” (the “Purchaser”) prior to the Meeting. The Managers reviewed these materials with management of the Purchaser, legal counsel to the Fund and the Purchaser, and the Purchaser, and legal counsel to the Independent Managers. The Managers considered whether the Investment Management Agreement would be in the best interests of the Fund and its Members and the overall fairness to the Investment Advisory Agreement. Among other things, the Managers reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Purchaser; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Purchaser and its affiliates from their relationship with the Fund (4) the extent to which economies of scale will be realized as the Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Fund’s Members; and (5) ancillary benefits and other factors, including fees to be paid to the Purchaser pursuant to any other agreement. In their deliberations, the Managers did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Manager attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Fund.

The Board considered information it believed necessary to assess the stability of the Purchaser as a result of the Purchaser’s purchase of substantially all the assets related to the business operations of Hatteras Capital Investment Management, LLC (“HCIM”), the prior investment adviser to the Fund, and assumed certain liabilities (the “Purchase”) and to assess the nature, extent and quality of services to be provided to the Fund by the Purchaser following the closing of the Purchase. The Board members noted the Purchaser will be a newly registered investment adviser, and that the Fund’s current portfolio managers will continue to provide services to the Fund following the Purchase. The Board members determined that the advisory services to be provided by the portfolio managers, after considering their background and experience, would continue to be a benefit to the Fund. The Board members considered that the advisory services to be provided to the Fund

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

INVESTMENT MANAGEMENT AGREEMENTS (Continued)

after the Purchase are not expected to change. Further, the Board members considered the advisory and other services to be provided by the Purchaser, as well as the services to be provided by Capvent as sub-adviser. The Board members considered that the Fund’s investment objective and policies are not expected to change as a result of the Purchase.

Investment Performance of the Fund.

The Managers considered the investment experience of the Purchase, including the performance of the Fund. The Managers and their counsel asked several questions about the Fund’s relative underperformance against certain peer funds. The Board members noted that the Fund’s performance returns were lower than the performance of each unaffiliated fund in the comparative group of peer funds. The Managers also considered the Fund’s performance versus a benchmark index identified by the Adviser, noting that the Fund’s performance compared more favorably versus this benchmark.

Costs of Services Provided and Profits Realized by the Purchaser.

In connection with the Managers’ consideration of the level of the advisory fees, the Managers considered a number of factors. The Board members noted that the advisory fee rate to be paid to the Purchaser under the Investment Management Agreement is the same as the advisory fee rate paid by the Fund to the Adviser under the Investment Management Agreement. The Board members also considered that the Purchaser may receive a distribution from the Fund, after shareholders have received distributions and/or repurchase proceeds equal to 125% of its capital contributions. This is same distribution rate provided for in the current Investment Management Agreement. Based on current Fund asset levels, management indicated that the Purchaser earned a small profit margin providing services to the Fund. The Board members considered the relative profitability of the Purchaser and Capvent with respect to the services they each provide to the Fund.

The Managers’ analysis of the Fund’s advisory fee and overall expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Managers considered peer group rankings, noting that the Fund’s advisory fee and overall expense ratio was within the range of fees and expenses paid by funds in the peer group. The Board noted, however, that the Fund’s overall expenses were the highest among the funds in the comparative peer group.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Managers considered the extent to which economies of scale were expected to be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund.

The Managers noted that the Fund is now closed to new investors, and did not consider the possibility of breakpoints in advisory fees for the Fund.

Other Benefits.

In addition to the above factors, the Managers also discussed other benefits received by the Purchaser from its management of the Fund. The Board noted that the Purchaser will receive a fund servicing fee for its services as servicing agent to the Fund under a fund servicing agreement. It was noted that the Purchaser may waive (to all investors on a pro rata basis) or pay to third parties all or a portion of the fund servicing fee in its sole discretion. The Board also noted that a broker-dealer affiliated with the Adviser, the Placement Agent, will receive service fees from the Purchaser with respect to the Fund. The Managers considered that the Purchaser and RCAP will enter into an expense sharing arrangement whereby a portion of Realty Capital Securities’ base distribution costs will be allocated to the Adviser based on the ratio of Fund sales to total firm security sales. Realty Capital Securities is RCAP’s affiliated broker-dealer.

Section 15(f) and Rule 15a-4 of the 1940 Act.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

INVESTMENT MANAGEMENT AGREEMENTS (Continued)

The Managers also considered whether the arrangements between the Purchaser and the Fund complies with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated person to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing the transaction, at least 75% of the board members of the Fund cannot be “interested person’ (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an “unfair burden” must not be imposed upon the Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment advisor (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Fund or its partners (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the fund (other than bona fide ordinary compensation as principal underwriter for the Fund).

In connection with the first condition of Section 15(f), the Managers noted that at least 75% of the Fund’s Managers are currently not “interested persons” (as defined in the 1940 Act) of the Purchaser in compliance with this provision of Section 15(f). The Managers also noted that the Board intends that at least 75% of the Manager will not be “interested persons” (as defined in the 1940 Act) as of the consummation of the Purchase. With respect to the second condition of Section 15(f), the Purchaser has represented that the Purchase will not have an economic impact on the Purchaser’s ability to provide services to the Fund and no fee increases are contemplated and that, the Purchase will not result in an “unfair burden” (as defined in Section 15(f) during the two-year period following the closing of the Purchase. The Purchaser has represented that neither the Purchaser nor any interested person of the Purchaser will receive any compensation from the Master Fund or its partners, except as permitted pursuant to Section 15 (f).

The Board also considered the requirements of Rule 15a-4.

SUB-ADVISORY AGREEMENT

The Managers also evaluated the Sub-Advisory Agreement in light of information they had requested and received from the Sub-Adviser prior to the meeting. The Managers reviewed these materials with management of the Adviser, legal counsel to the Fund and the Adviser, and legal counsel to the Independent Managers. The Independent Managers also discussed the Sub-Advisory Agreement in an executive session, at which no representatives of the Adviser or Sub-Adviser were present. The Managers considered whether the Sub-Advisory Agreement would be in the best interests of the Fund and its Members and the overall fairness of the Sub-Advisory Agreement. Among other things, the Managers reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Sub-Adviser; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Fund’s Members; and (5) ancillary benefits and other factors. In their deliberations, the Managers did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Manager attributed different weights to the factors.

Nature, Extent and Quality of Services Provided to the Fund.

The Managers considered information it believed necessary to assess the stability of the Sub-Adviser as a result of the Purchase and to assess the nature and quality of services to be provided to the Fund by the Sub-Adviser following the closing of the Purchase. The Board members considered that as sub-adviser, Capvent is responsible for making allocation strategies, sourcing funds in which the Fund seeks to invest, evaluating all fund sources, participating on the Fund’s investment committee and performing portfolio monitoring. The Board noted that Capvent would continue to utilize the same investment team. The Board discussed Capvent’s investment process and the backgrounds of the individuals on Capvent’s team. The Board members determined that Capvent’s services and experience in this area would continue to be

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

SUB-ADVISORY AGREEMENT (Continued)

a benefit to the Fund. In addition, the Board members considered the relative responsibilities of the Purchaser and Capvent with respect to management of the Fund and determined that the relative services to be provided by the Purchaser and Capvent would be in the Fund’s best interests.

Investment Performance of the Fund.

The Managers considered the investment experience of the Sub-Adviser, including the performance of the Fund. The Managers and their counsel asked several questions about the Fund’s relative underperformance against certain peer funds. The Board members noted that the Fund’s performance returns were lower than the performance of each fund in the comparative group of peer funds. The Managers also considered the Fund’s performance versus a benchmark index identified by the Adviser, noting that the Fund’s performance compared more favorably versus this benchmark.

Costs of Services Provided and Profits Realized by the Sub-Adviser.

In connection with the Manager’s consideration of the level of the sub-advisory fees, the Manager’s considered a number of factors. The Board’s analysis of the Fund’s overall advisory fee and expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board members also considered advisory fees charged by the Sub-Adviser to certain comparable institutional and other accounts managed by the Sub-Adviser. The Manager’s analysis also included a consideration of the compensation to be paid by the Purchaser to the Sub-Adviser in light of the costs incurred and the services provided by each. The Board members also noted that the Sub-Adviser’s fees, other than the performance allocation, will be paid entirely by the Purchaser so that no additional expenses would be borne by the Fund for the engagement of the Sub-Adviser. The Sub-Adviser may receive a distribution from the Fund, after shareholders have received distributions and/or repurchased proceeds equal to 125%, of its capital contributions. The percentage distribution which the Sub-Adviser may receive is the same as under the current Sub-Advisory Agreement. Further, the Board members noted that the fee to be paid to the Sub-Adviser pursuant to the Sub-Advisory Agreement is the same as the fees paid pursuant to the Fund’s current Sub-Advisory Agreement with Capvent. The Board members considered the expected profitability of the Purchaser and Sub-Adviser with respect to the services they wouldeach provide to the Fund.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Managers considered the extent to which economies of scale were expected to be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund. The Managers noted that the Fund is now closed to new investors, and did not consider the possibility of breakpoints in advisory fees for the Fund.

Other Benefits.

In addition to the above factors, the Managers also discussed other benefits received by the Sub-Adviser from its management of the Fund, including increasing Capvent’s visibility in the United States.

Section 15(f) and Rule 15a-4 of the 1940 Act.

The Managers also considered whether the arrangements between the Purchaser and the Fund complies with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated person to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing the transaction, at least 75% of the board members of the Fund cannot be “interested person’ (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an “unfair burden” must not be imposed upon the Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment advisor (or predecessor or successor adviser) or any interested person of any such investment

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

SUB-ADVISORY AGREEMENT (Continued)

adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Fund or its partners (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the fund (other than bona fide ordinary compensation as principal underwriter for the Fund).

In connection with the first condition of Section 15(f), the Managers noted that at least 75% of the Fund’s Managers are currently not “interested persons” (as defined in the 1940 Act) of the Purchaser in compliance with this provision of Section 15(f). The Managers also noted that the Board intends that at least 75% of the Manager will not be “interested persons” (as defined in the 1940 Act) as of the consummation of the Purchase. With respect to the second condition of Section 15(f), the Purchaser has represented that the Purchase will not have an economic impact on the Purchaser’s ability to provide services to the Fund and no fee increases are contemplated and that, the Purchase will not result in an “unfair burden” (as defined in Section 15(f) during the two-year period following the closing of the Purchase. The Purchaser has represented that neither the Purchaser nor any interested person of the Purchaser will receive any compensation from the Master Fund or its partners, except as permitted pursuant to Section 15 (f).

The Board also considered the requirements of Rule 15a-4.

PRIOR INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

The approval of the Agreements on November 22, 2013 was contingent upon the closing of the Purchase, which occurred on June 30, 2014. Therefore, at a meeting of the Board held on May 29, 2014, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement with HCIM and the Sub-Advisory Agreement with the Sub-Adviser the in effect (together, the “Prior Agreements”) for an additional year.

In advance of the May 29, 2014 meeting, the Independent Managers requested and received extensive materials HCIM and the Sub-Adviser to assist them in considering the renewal of the Prior Agreements. The Independent Managers reviewed reports from HCIM and the Sub-Adviser relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Prior Agreements, nor were the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by HCIM and the Sub-Adviser to the Fund under the Prior Agreements, including the selection of Fund investments, allocation of Fund investments by type, geography, sub-strategy, evaluation of risk exposure and risk controls, experience and training of HCIM’s and the Sub-Adviser’s investment professionals, and day-to-day portfolio management and general investment selection. The Board considered the due diligence to be performed by the Sub-Adviser, and the Sub-Advisor’s role in all aspects of the Fund’s investment program including participation on the Fund’s Investment Committee, sourcing funds and securing investment capacity with private equity fund managers on behalf of the Fund. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of HCIM and the Sub-Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that HCIM’s and the Sub-Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional matter. The Board also took into account HCIM’s and the Sub-Adviser’s compliance policies and procedures, including the procedures used to determine the value of each of the Fund’s investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by HCIM under the prior Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

NATURE, EXTENT AND QUALITY OF SERVICES (Continued)

The Board noted that the Fund’s performance since inception and during the period ended December 31, 2013 trailed that of two of the three comparative funds selected by management. The Board determined to accept Mr. Fields explanation that the performance should come more into line with the peer group as the investments in the fund mature. The Board said that it would continue to closely monitor performance at quarterly meetings. The Board could not make a determination about whether Management was correct about the difficulty in selecting a peer group. Mr. Cipperman explained, and management acknowledged, that it was Management’s responsibility to present the most appropriate peer group data.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY HCIM AND OTHER ADVISERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. In addition, the Board noted that at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), HCIM and the Sub-Adviser will be entitled to receive an incentive allocation. The Board noted that there is no accrued incentive allocation for the fiscal year ended March 31, 2014.

The Board also considered the annual servicing fees and the placement fee. The servicing fees are paid to the HCIM or an affiliate of HCIM by the Fund, and the placement fee was paid to an affiliate of the Adviser, Hatteras Capital Distributors, LLC (the “Placement Agent”) during the period when the Fund was open to investors. The Board noted that the servicing fees may be waived by HCIM or paid to a third-party for providing the services. Further, the Placement Agent agreed to rebate to the Fund any amount it received as a placement fee. The Board noted that the Fund is closed to new investors.

The Board compared the advisory fee, incentive allocation fee and total expense ratio for the Fund with various closed-end fund of funds, including funds advised by HCIM and the Sub-Adviser. The Board noted that total expense ratio appeared high compared to the peers Management presented but determined to accept Mr. Fields explanation and continue to review expenses. The Board noted that the rebate of Advisory and Sub-Advisory fees to the Fund expired as of the end of the fiscal year ended March 31, 2011.

The Board also reviewed a profitability analysis and an income statement showing HCIM’s and the Sub-Adviser’s profitability with respect to the services it provides to the Fund. The Board did not believe that HCIM or the Sub-Adviser received excessive revenues or profits. The Board noted that HCIM had discussed with them the various expense showing arrangements among the Hatteras entities.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees had been proposed. The Board noted that the Fund is closed to new investors and believes that it is unlikely that economies of scale will be achieved. Further, the Board believes that breakpoints are not appropriate considering that the Fund is closed.

PROFITABILITY OF HCIM, SUB-ADVISER AND THEIR AFFILIATES

As described above, the Board reviewed a profitability analysis and income statement prepared by management for the year period ended December 31, 2013. The analysis and the income statement showed that HCIM experienced a loss with respect to its management of the Fund.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Concluded)

FALL-OUT BENEFITS

The Board considered that the Fund servicing fee earned by HCIM and its affiliates was reasonable given the services to be provided to the Fund. The Board also considered that an affiliate of HCIM was paid a placement agent fee by the Fund. However, the Placement Agent agreed to rebate to the Fund any amounts received as a placement fee. The Board noted that the Sub-Adviser believes that its relationship with the Fund enhances the Sub-Adviser’s visibility in the United States.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Prior Agreements for an additional one year term.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 9, 2014

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	December 9, 2014

* Print the name and title of each signing officer under his or her signature.